Shareholders' Equity (Details) - USD ($)				12 Months Ended
	Jul. 15, 2025	May 16, 2025	Dec. 30, 2024	Mar. 31, 2026	May 15, 2025	Mar. 31, 2025		Dec. 02, 2024	Mar. 31, 2024		Mar. 31, 2023
Shareholders’ Equity [Line Items]
Ordinary shares authorized				500,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Sale of ordinary shares			3,000,000
Ordinary shares issued				21,100,000
Ordinary shares outstanding				21,100,000
Interim dividend shareholders (in Dollars)
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				21,100,000
Ordinary shares outstanding						19,500,000			19,500,000		19,500,000
Shares issued				1,600,000
IPO [Member] | Underwriting Agreement [Member]
Shareholders’ Equity [Line Items]
Shares issued	1,600,000
Share price (in Dollars per share)	$ 4
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				500,000,000	500,000,000			500,000,000
Ordinary shares par value (in Dollars per share)					$ 0.0001			$ 0.0001
Ordinary shares issued					500,000,000
Common Stock [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				16,600,000		15,000,000
Ordinary shares par value (in Dollars per share)						$ 0.0001
Common stock voting rights		(1)
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized					495,500,000
Ordinary shares par value (in Dollars per share)					$ 0.0001
Ordinary shares issued		15,000,000
Ordinary shares outstanding		15,000,000		16,600,000			[1]			[1]		[1]
Shares issued
Class B Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized				4,500,000		4,500,000
Ordinary shares par value (in Dollars per share)				$ 0.0001		$ 0.0001
Common stock voting rights		(10)
Class B Shares [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized					4,500,000
Ordinary shares par value (in Dollars per share)					$ 0.0001
Ordinary shares issued		4,500,000
Ordinary shares outstanding		4,500,000		4,500,000

[1]	Amount is immaterial and below US$1.00.